SNAP(sm) Fund
Portfolio of Investments
June 30, 1998

--------------------------------------------------------------------------------------------
                                              Percent of    Principal     Value
                                              Net Assets      Amount     (Note 2)
--------------------------------------------------------------------------------------------
Bankers Acceptances (d)                         2.75%
Bank of Montreal, 5.51%, 7/17/98                       $  9,700,000  $   9,676,246
Corestates Bank, 5.36%, 7/22/98                           5,117,850      5,101,848
Morgan Guaranty Trust, 5.52%, 7/8/98                     15,000,000     14,983,900
--------------------------------------------------------------------------------------------
Total Bankers Acceptances                                               29,761,994
--------------------------------------------------------------------------------------------

Bank Notes                                     26.68%
Abbey National, N.A., 5.88%, 12/22/98                    20,000,000     20,028,144
Banc One, 5.55%, 1/29/99 - 2/26/99 (d)                   40,000,000     39,977,405
Bank of America, 5.65%, 1/7/99                           20,000,000     20,007,216
Bank of New York (d)
     5.53%, 2/25/99                                      20,000,000     19,991,205
     5.66%, 6/17/99                                      20,000,000     19,986,537
FCC National Bank, 5.74%, 5/7/99 (d)                     20,000,000     19,990,241
First Tennessee Bank, 5.70%, 4/15/99 (d)                 25,000,000     24,990,532
Greenwood Trust Company
     5.57%, 7/24/98                                      20,000,000     20,000,000
     5.59%, 9/16/98                                      20,000,000     20,000,000
Harris Trust, 5.53%, 7/13/98                             25,000,000     25,000,000
Key Bank, N.A., 5.76%, 1/14/99 (b) (d)                   25,000,000     24,994,405
Morgan Guaranty Trust, 5.71%, 1/8/99                     14,100,000     14,099,121
NationsBank, 5.55%, 7/16/98 (d)                          20,000,000     19,999,392
--------------------------------------------------------------------------------------------
Total Bank Notes                                                       289,064,198
--------------------------------------------------------------------------------------------

Commercial Paper (d)                           32.63%
Alpine Securitization, 5.53% - 5.54%,
 7/21/98 (a) (c)                                         42,664,000     42,532,815
CXC Inc., 5.54%, 8/10/98 (a)                             20,000,000     19,876,889
Delaware Funding Corporation, 5.55%,
     7/30/98 (a)                                         30,000,000     29,865,875
General Electric Capital Corporation,
     5.35%, 7/20/98                                      20,000,000     19,943,528
GMAC, 5.54%, 7/24/98                                     30,000,000     29,893,817
Greenwich Funding Corporation
 5.55%, 9/21/98 (a) (c)                                  30,000,000     29,620,750
J.P. Morgan, 5.37%, 7/17/98                              10,000,000      9,976,133
Mont Blanc Corporation, 5.58%, 8/28/98 (a)               25,000,000     24,775,250
Monte Rosa Capital Corporation
 5.55%, 8/14/98 (a)                                      30,000,000     29,796,500
Repeat Offering Securitization Entity, 5.53%,
 7/28/98 (a)                                             26,876,000     26,764,532
Rincon Securities, Inc.
 5.54%, 7/24/98                                          20,000,000     19,929,211
 5.52%, 9/15/98                                          10,800,000     10,674,144
Salomon Smith Barney, 5.52%, 8/7/98                      20,000,000     19,886,533




SNAP(sm) Fund
Portfolio of Investments
June 30, 1998

--------------------------------------------------------------------------------------------
                                              Percent of    Principal         Value
                                              Net Assets      Amount         (Note 2)
--------------------------------------------------------------------------------------------
Commercial Paper (d) (continued)
  Special Purpose Accounts Receivable, 5.55%,
    8/14/98 (a)                                    $     20,000,000  $  19,864,456
  Windmill Funding Corporation, 5.60%,
    7/23/98 (a)                                          20,217,000     20,147,813
--------------------------------------------------------------------------------------------
Total Commercial Paper                                                 353,548,246
--------------------------------------------------------------------------------------------

Corporate Note                                  1.85%
Goldman Sachs Group, 5.60%, 5/11/99                      20,000,000     20,000,000
--------------------------------------------------------------------------------------------

U.S. Government Agencies                        7.32%
Federal National Mortgage Association
 5.62%, 11/9/98 (b)                                      50,000,000     49,994,789
 5.41%, 2/23/99                                          10,000,000      9,993,890
 5.45%, 4/15/99                                          14,400,000     14,372,764
Student Loan Marketing Association
 5.33%, 1/13/99 (b)                                       5,000,000      5,000,000
--------------------------------------------------------------------------------------------
Total U.S. Government Agencies                                          79,361,443
--------------------------------------------------------------------------------------------

Variable Rate Demand Note                       3.03%
--------------------------------------------------------------------------------------------

Catholic Health Initiative, 5.60%, 12/1/27 (b)           32,800,000     32,800,000
Total Investment Securities                                            804,535,881
--------------------------------------------------------------------------------------------

Repurchase Agreements                          25.23%
Goldman, Sachs & Company
   Dated 6/30/98, 6.05%, Due 7/1/98; collateralized by
   $140,315,000 (original face value) Federal National
   Mortgage Association, 6.00% - 9.50%, 6/1/03 - 11/1/25
   and $173,262,581 (original face value) Federal Home
   Loan Mortgage Corporation, 6.00% - 8.00%,
   9/1/98 - 6/1/28; market value $253,171,214           233,332,223    233,332,223
  Merrill Lynch
   Dated 6/30/98, 6.20%, Due 7/1/98; collateralized by
   $39,870,871 Government National Mortgage
   Association, 6.50% - 7.00%, 7/15/24 - 2/20/27;
    market value $40,801,243                             40,000,000     40,000,000
--------------------------------------------------------------------------------------------
Total Repurchase Agreements                                            273,332,223
--------------------------------------------------------------------------------------------





SNAP(sm) FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998
---------------------------------------------------------------------------------------------------
                                           PERCENT OF                   VALUE
                                           NET ASSETS                 (NOTE 2)

---------------------------------------------------------------------------------------------------
Total Investments (cost $1,077,868,104)       99.49%            $  1,077,868,104
---------------------------------------------------------------------------------------------------

Other Assets less Liabilities                  0.51%                   5,496,185
---------------------------------------------------------------------------------------------------

Net Assets                                   100.00%            $  1,083,364,289
---------------------------------------------------------------------------------------------------

(a) These are securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
(b) Floating Rate Securities- The rates shown are the effective rates at June 30, 1998.
(c) These securities are illiquid because they can not be resold within seven business days from June 30, 1998.
(d) These securities are traded at a discount. The rates shown represent the effective yield of the securities, which consider the discount received at the time of purchase by the Fund.

See notes to financial statements.

SNAP(sm) Fund
Statement of Assets and Liabilities
June 30, 1998
-----------------------------------------------------------------

Assets
Investments, at amortized cost (Note 2)
Investment securities                           $    804,535,881
Repurchase agreements                                273,332,223
-----------------------------------------------------------------
         Total investments                         1,077,868,104
-----------------------------------------------------------------

   Dividends and interest receivable                   5,382,100
Organizational expenses (Note 2)                         180,931
-----------------------------------------------------------------
      Total assets                                 1,083,431,135
-----------------------------------------------------------------

Liabilities
Accrued expenses and other liabilities                    66,846
-----------------------------------------------------------------
      Total liabilities                                   66,846
-----------------------------------------------------------------
Net Assets                                        $1,083,364,289
-----------------------------------------------------------------

Shares Outstanding                                 1,083,364,289
Net Asset Value per Share                     $             1.00
-----------------------------------------------------------------




Statement of Operations
Year Ended June 30, 1998
-------------------------------------------------------------------------

Investment income
Interest                                        $    57,965,692
-------------------------------------------------------------------------

Expenses
Advisory fees (Note 3)                                  837,768
Custodian and accounting fees (Note 3)                  145,232
Amortization of organizational expenses (Note 2)        101,105
Registration expenses                                    21,667
Legal fees                                               19,503
Audit fees                                                8,024
Miscellaneous                                            19,951
-------------------------------------------------------------------------
      Total expenses                                  1,153,250
-------------------------------------------------------------------------

Net investment income                                56,812,442
-------------------------------------------------------------------------

Net increase in net assets
resulting from operations                       $    56,812,442
-------------------------------------------------------------------------

See notes to financial statements.

SNAP(sm) Fund
Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------

                                                Year Ended             Year Ended
                                               June 30, 1998          June 30, 1997
--------------------------------------------------------------------------------------------
Net Increase in Net Assets                 $    56,812,442       $     50,788,919
Operations
Net investment income
--------------------------------------------------------------------------------------------
  Increase in net assets resulting
     from operations                            56,812,442             50,788,919
--------------------------------------------------------------------------------------------
Distributions to shareholders
  from net investment income                   (56,812,442)           (50,788,919)
--------------------------------------------------------------------------------------------
Capital Share Transactions
 (at $1.00 per share)
Net proceeds from sale of shares             1,468,606,191          1,457,944,273
  Reinvested distributions                      56,812,442             50,788,304
  Cost of shares redeemed                   (1,487,637,145)        (1,417,927,189)
--------------------------------------------------------------------------------------------
   Net change in net assets resulting from
      capital share transactions                37,781,488             90,805,388
--------------------------------------------------------------------------------------------
Total increase in net assets                    37,781,488             90,805,388

Net Assets
Beginning of year                            1,045,582,801            954,777,413
--------------------------------------------------------------------------------------------
  End of year                               $1,083,364,289         $1,045,582,801
--------------------------------------------------------------------------------------------


See notes to financial statements.

SNAP(sm) Fund
Financial Highlights

--------------------------------------------------------------------------------------------
                                        Year Ended       Year Ended   Period Ended (b)
                                       June 30, 1998    June 30, 1997   June 30, 1996
--------------------------------------------------------------------------------------------
Per Share Operating Performance
Net asset value, beginning of period    $  1.00       $     1.00      $       1.00
--------------------------------------------------------------------------------------------
Income from investment operations
Net investment income                      0.06             0.05 **           0.05 **
--------------------------------------------------------------------------------------------

Distributions from net investment income  (0.06)           (0.05)**          (0.05)**
--------------------------------------------------------------------------------------------
Net asset value, end of period          $  1.00       $     1.00      $       1.00
--------------------------------------------------------------------------------------------
Total Return                               5.71%            5.51%             5.29%
--------------------------------------------------------------------------------------------
Ratios / Supplemental Data
Net assets, end of period
 (in thousands)                      $1,083,364       $1,045,583      $    954,777

Ratio of expenses to average
 net assets                                0.11%            0.11%             0.12% (a)

Ratio of net investment income to
  average net assets                       5.56%            5.38%             5.53% (a)
--------------------------------------------------------------------------------------------

(a) Annualized.
(b) For the period from July 24, 1995 (commencement of operations as a registrant under the Investment Company Act of 1940) to June 30, 1996.

**  Includes net realized capital gains which were less than $0.01 per share.

See notes to financial statements.

SNAP(sm) Fund
Notes to Financial Statements
June 30, 1998
-------------------------------------------------------------------------------

Note 1: Organization

SNAP(sm) Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is a series of shares of beneficial interest of Mentor Institutional Trust, a Massachusetts business trust. Prior to July 24, 1995, the Fund was known as the Mentor Limited Duration Portfolio and had no shares outstanding. On July 24, 1995, net assets of the Virginia State Non-Arbitrage Program (SNAP) in the amount of $628,335,685 were exchanged for shares of the Fund.

Note 2: Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.

(a) Valuation of Securities

Investments are stated at amortized cost, which approximates market value as permitted by Rule 2a-7 of the Investment Company Act of 1940. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated. Net asset value per share is determined each business day for the Fund and is calculated by dividing net asset value by the number of shares outstanding at the end of each business day.

(b) Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's possession all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

The Fund will enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers which are deemed by the Fund's investment advisor to be credit-worthy, only pursuant to guidelines established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral.

(c) Investment Transactions

Investment transactions are accounted for on trade date and the cost of investments sold is determined by use of the specific identification method.

(d) Interest Income and Expenses

Interest income is recorded on the accrual basis as earned and includes amortization of premiums and discounts on investments. Expenses arising in connection with the operation of the Fund are recorded on the accrual basis as incurred and paid from the assets of the Fund.

(e) Organizational Expenses

Organizational expenses are related to costs incurred in connection with the registration of the Fund as a management investment company. Such expenses are being amortized on a straight-line basis over 60 months.

(f) Distributions to Shareholders

Dividends, equal to the net investment income plus or minus any net realized gains or losses, are declared daily and paid monthly.

(g) Federal Income Taxes

No provision for federal income taxes has been made as it is the Fund's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.

Note 3: Investment Management Fees

The Fund has entered into an Investment Management and Advisory Agreement with Mentor Investment Advisors, LLC (Mentor Advisors) to provide investment advisory services to the Fund. The Fund pays advisory fees to Mentor Advisors monthly at the following annual rates expressed as a percentage of the average daily net assets of the Fund:
                        Average Daily Net Assets      Rate
                        First $500 million            0.09%
                        Next  $250 million            0.08%
                        Next  $250 million            0.07%
                        Next  $250 million            0.06%
                        Over  $1.25 billion           0.05%

SNAP(sm) Fund
Notes to Financial Statements (continued)

-------------------------------------------------------------------------------

Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC, which is in turn a partially owned subsidiary of Wheat First Union and EVEREN Capital Corporation.

Note 4: Governmental Accounting and Financial Reporting for Investments and Investment Pools

Governmental accounting standards state that credit risk is the risk that an Investor may not be able to obtain possession of its investment instrument or collateral at maturity. A portfolio of a subject entity is required to be characterized into certain categories. Risk category 1 includes investments that are insured or registered or for which the securities are held by the Investor or its agent in the Investor's name. Risk category 2 includes uninsured or unregistered investments for which the securities are held by the broker's or dealer's trust department or agent in the Investor's name. Risk category 3 includes uninsured or unregistered investments for which the securities are held by the broker or dealer, or by its trust department or agent but not in the Investor's name. All investments held at June 30, 1998 are in risk category 1.

Governmental accounting standards also require, among other things, disclosure of the extent of involuntary participation (those investors that are required by legal provisions) in the Fund. Participants who borrow through the Virginia Public School Authority's pooled bond program are required to invest their bond proceeds in the Fund.

Note 5: Capital Share Information Net assets consist entirely of paid-in-capital applicable to $1,083,364,289 no par value shares of beneficial interest outstanding. An unlimited number of shares have been authorized for issuance.

Note 6: Year 2000 (unaudited)

The Fund receives services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential year 2000 problem and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

Independent Auditors' Report
The Board Of Trustees
Mentor Institutional Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the SNAP(sm) Fund, a portfolio of Mentor Institutional Trust, as of June 30, 1998, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended and for the period from July 24, 1995 (commencement of operations as a registrant under the Investment Company Act of 1940) to June 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SNAP(sm) Fund, a portfolio of Mentor Institutional Trust, as of June 30, 1998, and the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended and for the period from July 24, 1995 (commencement of operations as a registrant under the Investment Company Act of 1940) to June 30, 1996, in conformity with generally accepted accounting principles.

                                             /s/ KPMG PEAT MARWICK LLP

Boston, Massachusetts
July 31, 1998